Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 10 – INTANGIBLE ASSETS, NET

The following table presents the components of our intangible assets:

	2024	2023
Finite-lived intangible assets:
Software	$955,466	$916,069
Copyrights	61,040	62,744
Other	8,773	9,020
Less: accumulated amortization	(529,883)	(71,110)
Net finite-lived intangible assets	495,396	916,723
Indefinite-lived intangible assets:
Operating licenses	18,689,581	20,247,909
Stock exchange trading right	128,821	128,062
Trademarks	87,038	89,709
Other	15,127	15,550
Intangible assets, net	$19,415,963	$21,397,953

Amortization expense was $496,095, $102,848 and $5,837 for the years ended December 31, 2024, 2023 and 2022. There was no impairment of intangible assets for the years ended December 31, 2024, 2023 and 2022.

The following is the estimated future amortization expense of finite-lived intangible assets as of December 31, 2024.

2025	$446,784
2026	6,076
2027	6,076
2028	6,076
2029	6,076
Thereafter	24,308
Total	$495,396

The weighted-average remaining amortization period for finite-lived intangible assets is 1.1 years.